Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives
Motor vehicles	5 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Motor vehicles	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Motor vehicles	5 years